Critical Accounting Judgements and Key Sources of Estimation Uncertainty (Details)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
Property, plant and equipment	RM 3,198,123	$ 696,865	RM 1,551,579